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May 15, 2006

BY COURIER AND EDGAR TRANSMISSION

Securities and Exchange Commission
Station Place, 100 F Street, N.E.,
Washington, D.C. 20549

Iron Acquisition Corporation Preliminary Consent Solicitation Materials

Ladies and Gentlemen:

        On behalf of Iron Acquisition Corporation, a Delaware corporation ("IAC"), and BASF Aktiengesellschaft, a stock corporation organized under the laws of the Federal Republic of Germany ("BASF"), transmitted herewith via the Securities and Exchange Commission's EDGAR system for filing, pursuant to Regulation 14A under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), is the preliminary consent solicitation statement on Schedule 14A and form of consent (together, the "Consent Solicitation Materials") filed today by IAC and BASF with respect to the amendment of certain bylaws of Engelhard Corporation (the "Company") and the election of certain nominees of IAC to vacancies on the Board of Directors of the Company that would be created as a result of such bylaw amendments. BASF and IAC currently intend to file definitive copies of the Consent Solicitation Materials, and release such copies to security holders, in the event that and at such time the Company takes any action that BASF believes may prevent or delay the stockholders of the Company from electing BASF's five nominees to the Board of Directors of the Company at the Company's 2006 annual meeting of stockholders.

        Pursuant to Rule 14a-6(a) of the Exchange Act, we are also sending you five copies of the Consent Solicitation Materials by overnight delivery. A copy of this letter, together with six copies of the Consent Solicitation Materials, is being sent by overnight delivery to the New York Stock Exchange.

        Please direct any questions or comments to Peter Lyons at (212) 848-7666 or to me at (212) 848-5486.

Sincerely,
/s/ LISA TOPOREK Lisa Toporek
cc:
Daniel F. Duchovny
Office of Mergers and Acquisitions
Securities and Exchange Commission

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